Document and Entity Information	Apr. 29, 2022
Prospectus:
Document Type	497
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	May 01, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMLRX
MassMutual Total Return Bond Fund | Class R5
Prospectus:
Trading Symbol	MSPSX
MassMutual Total Return Bond Fund | Service Class
Prospectus:
Trading Symbol	MSPHX
MassMutual Total Return Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSPLX
MassMutual Total Return Bond Fund | Class R4
Prospectus:
Trading Symbol	MSPGX
MassMutual Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MSPNX
MassMutual Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MSPZX
MassMutual Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MPTRX